Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases
Schedule of Lease Expense

The components of leases related expenses charged to statements of income were as follows:

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
Operating lease cost	59,476	57,986	$173,448	$173,148
The components of leases related expenses charged to statements of operations were as follows:
	Years Ended December 31,
	2023	2022
Operating lease cost	$230,865	$183,382

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases was as follows:

	For the nine months ended
	September 30,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$173,448	$173,148
Weighted average discount rate	4.84%	3.41%
Weighted average remaining lease term (years)	4.33	2.17

Supplemental cash flow information related to leases was as follows:

	Years Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$230,865	$183,382
Financing cash flows from financing leases	$-	$-

Initial recognition of lease obligations related to right-of-use assets	$-	$243,127

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

	September 30,	December 31,
	2024	2023
Operating lease right-of-use asset	$860,813	$363,296
Operating lease liabilities:
Current portion	227,597	222,275
Non-current portion	633,216	141,021
	$860,813	$363,296

Supplemental balance sheet information related to leases was as follows:

	December 31,	December 31,
	2023	2022
Operating lease right-of-use asset	$363,296	$578,513
Operating lease liabilities:
Current portion	$222,275	$215,217
Non-current portion	141,021	363,296
	$363,296	$578,513

Schedule of Future Minimum Lease Payments Under Operating Leases

Future minimum lease payments under operating leases as of September 30, 2024 were as follows:

Year ending December 31,
2024 (excluding nine months ended September 30, 2024)	$68,672
2025	250,446
2026	205,114
2027	161,880
2028	161,880
Thereafter	107,920
$955,912
Less imputed interest	(95,099)
Operating lease liabilities	$860,813

Future minimum lease payments under operating leases as of December 31, 2023 were as follows:

Future minimum lease payments as of December 31, 2023:
2024	$230,865
2025	97,439
2026	47,482
Thereafter	-
$375,786
Less imputed interest	(12,490)
Operating lease liabilities	$363,296

Weighted average discount rate	3.44%	3.26%
Weighted average remaining lease term (years)	2.08	2.85